NOTE 12 - LEASES AND COMMITMENTS (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	Dec. 31, 2017 USD ($)
NOTE 12 - LEASES AND COMMITMENTS (Details) - Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2018	$ 54,050
2019	54,600
Total	108,650
Retail Space in Tennessee [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) - Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2018	30,050
2019	30,600
Total	60,650
Housing Allowance [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) - Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2018	12,000
2019	12,000
Total	24,000
Automobile Allowance [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) - Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2018	12,000
2019	12,000
Total	$ 24,000